Financial Instruments - Impact of Hedging On Equity (Details) - Recurring fair value measurement - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ (523)	$ (134)
Financial instruments – purchases	583	(909)
Change in fair value of financial instruments recognized in OCI	6,856	(3,998)
Amount reclassified from OCI to profit or loss	(190)	1,428
Foreign currency revaluation of the net foreign operations	(5,035)	2,853
Effects of changes in foreign exchange rates	(9)	1
Income tax effect	(693)	236
Financial instruments designated as hedging instruments, at fair value, ending balance	989	(523)
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(60)	(14)
Financial instruments – purchases	52	(55)
Change in fair value of financial instruments recognized in OCI	551	(148)
Amount reclassified from OCI to profit or loss	(52)	(16)
Foreign currency revaluation of the net foreign operations	(390)	150
Effects of changes in foreign exchange rates	(7)	(1)
Income tax effect	(52)	24
Financial instruments designated as hedging instruments, at fair value, ending balance	42	(60)
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(332)	(266)
Financial instruments – purchases	87	(502)
Change in fair value of financial instruments recognized in OCI	732	(1,454)
Amount reclassified from OCI to profit or loss	(98)	1,807
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	28	5
Income tax effect	(232)	78
Financial instruments designated as hedging instruments, at fair value, ending balance	185	(332)
Foreign currency option
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	0
Financial instruments – purchases	166	0
Change in fair value of financial instruments recognized in OCI	(43)	0
Amount reclassified from OCI to profit or loss	(38)	0
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Income tax effect	(28)	0
Financial instruments designated as hedging instruments, at fair value, ending balance	57	0
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(29)	100
Financial instruments – purchases	91	(228)
Change in fair value of financial instruments recognized in OCI	5,898	(2,667)
Amount reclassified from OCI to profit or loss	0	0
Foreign currency revaluation of the net foreign operations	(4,645)	2,703
Effects of changes in foreign exchange rates	(29)	(1)
Income tax effect	(412)	64
Financial instruments designated as hedging instruments, at fair value, ending balance	874	(29)
Commodity price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(102)	46
Financial instruments – purchases	187	(124)
Change in fair value of financial instruments recognized in OCI	(282)	271
Amount reclassified from OCI to profit or loss	(2)	(363)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	(1)	(2)
Income tax effect	31	70
Financial instruments designated as hedging instruments, at fair value, ending balance	(169)	(102)
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(463)	(120)
Financial instruments – purchases	531	(854)
Change in fair value of financial instruments recognized in OCI	6,305	(3,850)
Amount reclassified from OCI to profit or loss	(138)	1,444
Foreign currency revaluation of the net foreign operations	(4,645)	2,703
Effects of changes in foreign exchange rates	(2)	2
Income tax effect	(641)	212
Financial instruments designated as hedging instruments, at fair value, ending balance	$ 947	$ (463)